Total Equity - Other Components of Equity (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other Components of Equity
Equity at beginning of period	€ 29,927	€ 30,822	€ 28,807
Other comprehensive income for items that will be reclassified to profit or loss, net of tax	2,853	(2,752)	483
Equity at end of period	41,523	29,927	30,822
Other Components of Equity
Other Components of Equity
Equity at beginning of period	(1,012)	1,770	1,234
Other comprehensive income for items that will be reclassified to profit or loss, net of tax	2,819	(2,782)	536
Equity at end of period	1,808	(1,012)	1,770
Exchange differences
Other Components of Equity
Equity at beginning of period	(1,016)	1,776	1,239
Other comprehensive income for items that will be reclassified to profit or loss, net of tax	2,846	(2,792)	537
Equity at end of period	1,830	(1,016)	1,776
Reserve of cash flow hedges [member]
Other Components of Equity
Equity at beginning of period	4	(6)	(5)
Other comprehensive income for items that will be reclassified to profit or loss, net of tax	(26)	10	(1)
Equity at end of period	€ (22)	€ 4	€ (6)